UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06071

DWS Institutional Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2013 Semiannual Report to Shareholders

DWS EAFE® Equity Index Fund

Contents
4 Letter to Shareholders
5 Performance Summary
7 Portfolio Management
7 Portfolio Summary
9 Investment Portfolio
33 Statement of Assets and Liabilities
35 Statement of Operations
36 Statement of Changes in Net Assets
37 Financial Highlights
38 Notes to Financial Statements
47 Information About Your Fund's Expenses
49 Summary of Management Fee Evaluation by Independent Fee Consultant
53 Account Management Resources
55 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

The first half of 2013 brought welcome evidence that the U.S. economic recovery is gaining traction. Consumer confidence reached its highest level since 2007, U.S. stock market indexes marked a series of record highs and the housing market continues its recovery.

According to Asoka Wohrmann, co-chief investment officer for Deutsche Asset & Wealth Management, "The revival of the employment market, good asset performance with rising home and share prices, and an expansive monetary policy gives further growth momentum to the real economy. Accordingly, U.S. economic growth could accelerate in the coming months."

Nevertheless, concerns about the European and emerging-market economies persist. Closer to home, the outlook remains guarded when it comes to the eventual end of government intervention in the bond market and the full effects of reduced government spending on employment.

Where does this leave you? That depends on a variety of factors, including your overall portfolio allocation. Given the uncertainties in today's bond and stock markets, it may be time for a thoughtful evaluation of your strategy.

Talk with a trusted advisor to determine whether any adjustments may be in order, given your specific objectives and risk tolerance. We believe even the most sophisticated investor can benefit from the assistance of a trusted, objective financial professional.

Remember that Deutsche Asset & Wealth Management gives you access to Deutsche Bank's global network of economists, analysts and investment professionals. Insights are always at your fingertips at dws-investments.com.

Best regards,
Douglas Beck, CFA President, DWS Funds

Performance Summary June 30, 2013 (Unaudited)

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/13
No Sales Charges	3.26%	17.96%	-0.74%	7.32%
MSCI EAFE® Index†	4.10%	18.62%	-0.63%	7.67%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2013 is 0.54% for Institutional Class shares and may differ from the expense ratio disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

‡ Total returns shown for periods less than one year are not annualized.

Growth of an Assumed $1,000,000 Investment

Yearly periods ended June 30

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

† MSCI EAFE Index is an unmanaged index that tracks international stock performance in the 22 developed markets of Europe, Australasia and the Far East. Returns reflect reinvestment of dividends net of withholding taxes. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

Institutional Class
Net Asset Value
6/30/13	$12.72
12/31/12	$12.39
Distribution Information as of 6/30/13
Income Dividends, Six Months	$.07

Portfolio Management

Subadvisor

Northern Trust Investments, Inc. ("NTI"), an indirect subsidiary of Northern Trust Corporation, is the subadvisor for the fund.

Portfolio Manager

Shaun Murphy, Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Joined the fund in 2007.

• Joined Northern Trust Investments, Inc. in June 2004 and is responsible for the management of quantitative equity portfolios.

Portfolio Summary (Unaudited)
Ten Largest Equity Holdings at June 30, 2013 (14.1% of Net Assets)	Country	Percent
1. Nestle SA A multinational company that markets a wide range of food products	Switzerland	1.8%
2. Royal Dutch Shell PLC Explores, produces and refines petroleum	Netherlands	1.8%
3. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	1.7%
4. Roche Holding AG Developer of pharmaceutical and chemical products	Switzerland	1.5%
5. Toyota Motor Corp. Manufacturer of diversified automotive products	Japan	1.4%
6. Novartis AG Manufacturer of pharmaceutical and nutrition products	Switzerland	1.4%
7. Vodafone Group PLC Provides a range of mobile telecommunications services	United Kingdom	1.2%
8. BP PLC Exporter and producer of oil and natural gas	United Kingdom	1.1%
9. Sanofi Manufactures prescription pharmaceuticals	France	1.1%
10. GlaxoSmithKline PLC Develops, manufactures and markets vaccines and medicines	United Kingdom	1.1%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund's investment portfolio, see page 9. A quarterly Fact Sheet is available on www.dws-investments.com or upon request. Please see the Account Management Resources section on page 53 for contact information.

Investment Portfolio as of June 30, 2013 (Unaudited)
	Shares	Value ($)

Common Stocks 97.0%
Australia 7.8%
AGL Energy Ltd.	11,060	145,906
ALS Ltd.	6,734	58,489
Alumina Ltd.*	53,183	47,378
Amcor Ltd.	24,797	229,074
AMP Ltd.	59,355	229,314
APA Group	17,114	93,386
Asciano Group	19,338	88,294
ASX Ltd.	3,590	108,114
Aurizon Holdings Ltd.	41,326	156,461
Australia & New Zealand Banking Group Ltd.	55,882	1,450,457
Bendigo & Adelaide Bank Ltd.	8,344	76,477
BGP Holdings PLC*	328,818	0
BHP Billiton Ltd.	65,420	1,885,091
Boral Ltd.	16,114	61,608
Brambles Ltd.	31,830	270,887
Caltex Australia Ltd.	2,658	43,660
CFS Retail Property Trust (REIT)	43,242	78,770
Coca-Cola Amatil Ltd.	11,650	134,906
Cochlear Ltd.	1,126	63,188
Commonwealth Bank of Australia	32,776	2,060,180
Computershare Ltd.	9,602	89,607
Crown Ltd.	8,332	91,477
CSL Ltd.	10,126	570,274
Dexus Property Group (REIT)	98,617	95,878
Echo Entertainment Group Ltd.	14,672	40,971
Federation Centres Ltd. (REIT)	29,096	62,869
Flight Centre Ltd.	1,097	39,178
Fortescue Metals Group Ltd.	31,739	87,068
Goodman Group (REIT)	34,916	154,749
GPT Group (REIT)	36,037	126,125
Harvey Norman Holdings Ltd.	9,986	23,125
Iluka Resources Ltd.	8,730	78,818
Incitec Pivot Ltd.	32,247	83,947
Insurance Australia Group Ltd.	42,563	210,258
Leighton Holdings Ltd.	3,437	48,096
Lend Lease Group	11,228	85,211
Macquarie Group Ltd.	6,222	235,976
Metcash Ltd.	17,492	56,110
Mirvac Group (REIT) (Units)	74,656	108,758
National Australia Bank Ltd.	47,706	1,285,177
Newcrest Mining Ltd.	15,548	139,644
Orica Ltd.	7,472	140,460
Origin Energy Ltd.	22,332	255,559
Qantas Airways Ltd.*	24,002	29,403
QBE Insurance Group Ltd.	24,511	338,282
Ramsay Health Care Ltd.	2,601	84,996
Rio Tinto Ltd.	8,889	422,205
Santos Ltd.	19,702	225,087
Seek Ltd.	6,540	53,940
Sonic Healthcare Ltd.	7,754	105,026
SP AusNet	32,151	34,398
Stockland (REIT) (Units)	44,881	142,135
Suncorp Group Ltd.	26,148	283,130
Sydney Airport	3,662	11,304
TABCORP Holdings Ltd.	15,171	42,105
Tatts Group Ltd.	28,582	82,612
Telstra Corp., Ltd.	89,127	388,017
Toll Holdings Ltd.	13,478	65,242
Transurban Group	28,573	176,257
Treasury Wine Estates Ltd.	12,779	67,838
Wesfarmers Ltd.	20,501	739,427
Westfield Group (REIT) (Units)	43,216	450,806
Westfield Retail Trust (REIT)	62,205	175,582
Westpac Banking Corp.	63,220	1,655,060
Whitehaven Coal Ltd.	10,998	23,135
Woodside Petroleum Ltd.	13,449	428,046
Woolworths Ltd.	25,312	756,607
WorleyParsons Ltd.	4,327	76,510
(Cost $9,750,258)		18,248,125
Austria 0.3%
Andritz AG	1,525	78,136
Erste Group Bank AG	4,821	128,361
Immofinanz AG*	19,599	73,186
OMV AG	3,010	135,409
Raiffeisen Bank International AG	1,029	29,982
Telekom Austria AG	4,279	26,992
Verbund AG	1,449	27,408
Vienna Insurance Group AG Wiener Versicherung Gruppe	746	34,543
Voestalpine AG (a)	2,333	82,128
(Cost $551,413)		616,145
Belgium 1.1%
Ageas	4,711	164,645
Anheuser-Busch InBev NV	16,373	1,452,534
Belgacom SA	3,010	67,264
Colruyt SA	1,494	78,540
Delhaize Group SA (a)	2,093	128,651
Groupe Bruxelles Lambert SA	1,650	124,596
KBC GROEP NV	4,656	172,213
Solvay SA	1,210	158,293
Telenet Group Holding NV	1,003	45,922
UCB SA	2,253	121,312
Umicore SA	2,266	94,130
(Cost $1,893,049)		2,608,100
Bermuda 0.1%
Seadrill Ltd. (Cost $148,160)	7,646	308,406
Channel Islands 0.1%
Randgold Resources Ltd.	1,789	113,790
Resolution Ltd.	28,687	123,833
(Cost $255,086)		237,623
China 0.0%
AAC Technologies Holdings, Inc. (Cost $85,193)	15,000	83,991
Denmark 1.1%
A P Moller-Maersk AS "A"	11	74,092
A P Moller-Maersk AS "B"	27	193,136
Carlsberg AS "B"	2,199	196,274
Coloplast AS "B"	2,236	125,150
Danske Bank AS*	13,449	228,958
DSV AS	3,919	95,266
Novo Nordisk AS "B"	8,297	1,291,740
Novozymes AS "B"	4,667	149,287
TDC AS	15,138	122,467
Tryg AS	481	39,565
William Demant Holding AS*	523	43,244
(Cost $899,157)		2,559,179
Finland 0.8%
Elisa Oyj	2,821	55,089
Fortum Oyj	9,055	169,154
Kesko Oyj "B"	1,276	35,340
Kone Oyj "B"	3,179	252,004
Metso Corp.	2,654	89,926
Neste Oil Oyj (a)	2,592	37,731
Nokia Oyj*	76,450	284,764
Nokian Renkaat Oyj	2,325	94,495
Orion Oyj "B"	1,913	44,745
Pohjola Bank PLC "A"	2,751	40,466
Sampo Oyj "A"	8,508	330,180
Stora Enso Oyj "R"	11,020	73,433
UPM-Kymmene Oyj	10,898	106,290
Wartsila Oyj	3,619	156,782
(Cost $1,674,179)		1,770,399
France 9.0%
Accor SA	3,239	113,761
Aeroports de Paris	621	60,390
Air Liquide SA	6,365	783,034
Alstom SA (a)	4,391	143,659
Arkema	1,281	116,964
AtoS	1,167	86,615
AXA SA	36,491	716,990
BNP Paribas SA	20,273	1,107,651
Bouygues SA	3,967	100,979
Bureau Veritas SA	4,472	115,808
Cap Gemini	2,929	142,398
Carrefour SA	12,235	334,265
Casino Guichard-Perrachon SA	1,159	108,235
CGG*	3,135	69,331
Christian Dior SA	1,111	178,495
Cie Generale des Etablissements Michelin (a)	3,855	342,968
CNP Assurances	3,235	46,273
Compagnie de Saint-Gobain (a)	7,812	314,449
Credit Agricole SA*	20,358	174,973
DANONE SA	11,605	870,383
Dassault Systemes SA (a)	1,282	156,826
Edenred	4,146	126,821
Electricite de France (a)	4,978	115,509
Essilor International SA	4,161	442,446
Eurazeo	626	33,507
European Aeronautic Defence & Space Co.	11,852	630,231
Eutelsat Communications	2,922	82,702
Fonciere des Regions (REIT)	594	44,537
France Telecom SA	37,609	354,169
GDF Suez	27,039	527,215
Gecina SA (REIT)	434	47,791
Groupe Eurotunnel SA (Registered) (a)	11,088	84,149
Icade (REIT)	481	39,719
Iliad SA	472	101,836
Imerys SA	716	43,873
JC Decaux SA	1,281	34,917
Kering (a)	1,532	310,105
Klepierre (REIT)	2,068	81,508
L'Oreal SA	4,924	805,083
Lafarge SA (a)	3,834	234,512
Lagardere SCA	2,201	61,310
Legrand SA	5,095	235,458
LVMH Moet Hennessy Louis Vuitton SA	5,171	832,719
Natixis	18,355	76,397
Pernod-Ricard SA	4,327	479,597
Publicis Groupe (a)	3,649	258,752
Remy Cointreau SA	483	51,229
Renault SA	3,887	259,662
Rexel SA (a)	3,113	70,009
Safran SA	5,098	265,519
Sanofi	24,319	2,506,245
Schneider Electric SA	10,747	774,809
SCOR SE	3,049	93,109
Societe BIC SA	609	60,928
Societe Generale (a)	14,554	495,573
Sodexo	1,920	159,882
Suez Environnement Co.	5,888	75,809
Technip SA	2,050	207,192
Thales SA	1,813	84,468
Total SA (a)	43,379	2,115,352
Unibail-Rodamco SE (REIT) (b)	67	15,611
Unibail-Rodamco SE (REIT) (b)	1,866	432,673
Vallourec SA (a)	2,201	111,374
Veolia Environnement	7,643	86,584
Vinci SA	9,745	486,162
Vivendi	24,276	457,500
Wendel	650	66,811
Zodiac Aerospace	712	93,976
(Cost $16,065,151)		21,139,787
Germany 7.8%
Adidas AG	4,242	458,489
Allianz SE (Registered)	9,286	1,356,130
Axel Springer AG	803	34,215
BASF SE	18,709	1,670,960
Bayer AG (Registered)	16,847	1,796,003
Bayerische Motoren Werke (BMW) AG	6,736	588,490
Beiersdorf AG	2,052	178,924
Brenntag AG	1,049	159,296
Celesio AG	1,727	37,517
Commerzbank AG*	19,704	171,727
Continental AG	2,250	299,798
Daimler AG (Registered)	19,564	1,182,486
Deutsche Bank AG (Registered) (c)	20,767	868,753
Deutsche Boerse AG	3,929	258,651
Deutsche Lufthansa AG (Registered)*	4,778	96,739
Deutsche Post AG (Registered)	18,544	460,834
Deutsche Telekom AG (Registered)	57,207	667,239
E.ON AG	36,687	601,976
Fraport AG	738	44,604
Fresenius Medical Care AG & Co. KGaA	4,314	305,636
Fresenius SE & Co. KGaA	2,539	312,953
GEA Group AG	3,726	131,764
Hannover Rueckversicherung SE (Registered)	1,250	89,836
HeidelbergCement AG	2,862	192,429
Henkel AG & Co. KGaA	2,646	207,384
Hochtief AG	611	39,808
Hugo Boss AG	646	71,006
Infineon Technologies AG	22,047	184,458
K+S AG (Registered) (a)	3,529	130,252
Kabel Deutschland Holding AG	1,804	198,086
Lanxess AG	1,713	102,966
Linde AG	3,773	702,549
MAN SE	714	77,960
Merck KGaA	1,318	200,454
Metro AG	2,567	81,156
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,653	670,785
RWE AG	9,929	316,816
SAP AG	18,766	1,374,157
Siemens AG (Registered)	16,153	1,632,142
Suedzucker AG	1,608	49,773
Telefonica Deutschland Holding AG	5,708	41,316
ThyssenKrupp AG*	7,879	154,776
United Internet AG (Registered)	2,171	61,188
Volkswagen AG	603	117,491
(Cost $11,926,492)		18,379,972
Greece 0.0%
Hellenic Telecommunications Organization SA*	4,926	38,452
OPAP SA	4,410	36,930
(Cost $101,441)		75,382
Hong Kong 2.8%
AIA Group Ltd.	245,281	1,030,810
ASM Pacific Technology Ltd.	4,900	53,903
Bank of East Asia Ltd.	24,790	89,077
BOC Hong Kong (Holdings) Ltd.	75,821	231,563
Cathay Pacific Airways Ltd.	24,000	41,902
Cheung Kong (Holdings) Ltd.	28,000	378,414
Cheung Kong Infrastructure Holdings Ltd.	13,000	86,776
CLP Holdings Ltd.	35,774	288,838
First Pacific Co., Ltd.	44,928	47,889
Galaxy Entertainment Group Ltd.*	42,497	205,080
Hang Lung Properties Ltd.	46,000	159,703
Hang Seng Bank Ltd.	15,600	229,731
Henderson Land Development Co., Ltd.	21,366	126,975
HKT Trust & HKT Ltd.	44,000	41,518
Hong Kong & China Gas Co., Ltd.	117,597	286,577
Hong Kong Exchanges & Clearing Ltd.	22,400	335,629
Hopewell Holdings Ltd.	11,000	36,450
Hutchison Whampoa Ltd.	43,100	450,436
Hysan Development Co., Ltd.	12,773	54,593
Kerry Properties Ltd.	12,932	50,203
Li & Fung Ltd.	120,240	163,659
Link (REIT)	46,715	228,351
MGM China Holdings Ltd.	19,097	50,978
MTR Corp., Ltd.	29,408	107,661
New World Development Co., Ltd.	76,730	105,506
Noble Group Ltd.	85,891	65,725
NWS Holdings Ltd.	29,511	44,894
Orient Overseas International Ltd.	3,900	24,981
PCCW Ltd.	83,200	39,073
Power Assets Holdings Ltd.	28,000	241,137
Shangri-La Asia Ltd.	31,540	54,049
Sino Land Co., Ltd.	59,639	83,071
SJM Holdings Ltd.	40,337	97,169
Sun Hung Kai Properties Ltd.	32,364	416,106
Swire Pacific Ltd. "A"	14,000	167,670
Swire Properties Ltd.	24,400	72,151
Wharf Holdings Ltd.	30,750	256,020
Wheelock & Co., Ltd.	19,000	94,296
Yue Yuen Industrial (Holdings) Ltd.	15,000	38,638
(Cost $4,002,382)		6,577,202
Ireland 0.6%
Bank of Ireland*	430,782	87,906
CRH PLC (b)	3,428	69,377
CRH PLC (b)	11,321	229,428
Elan Corp. PLC*	9,981	139,576
Experian PLC	20,520	355,910
James Hardie Industries SE (CDI)	9,150	78,148
Kerry Group PLC "A" (b)	2,749	150,244
Kerry Group PLC "A" (b)	309	17,059
Ryanair Holdings PLC	3,380	31,407
Shire PLC	11,413	362,054
(Cost $957,485)		1,521,109
Israel 0.5%
Bank Hapoalim BM*	21,856	98,293
Bank Leumi Le-Israel*	26,112	86,415
Bezeq Israeli Telecommunication Corp., Ltd.	37,632	50,059
Delek Group Ltd.	81	21,022
Israel Chemicals Ltd.	9,199	90,634
Mellanox Technologies Ltd.*	750	36,830
Mizrahi Tefahot Bank Ltd.*	2,751	27,689
NICE Systems Ltd.	1,179	43,480
Teva Pharmaceutical Industries Ltd.	17,276	677,188
The Israel Corp., Ltd.*	52	31,140
(Cost $1,493,519)		1,162,750
Italy 1.8%
Assicurazioni Generali SpA	23,919	417,403
Atlantia SpA (a)	6,827	110,894
Banca Monte dei Paschi di Siena SpA* (a)	130,960	33,240
Enel Green Power SpA	34,817	72,228
Enel SpA (a)	134,312	421,038
Eni SpA	51,828	1,064,786
EXOR SpA	1,308	38,682
Fiat Industrial SpA	17,438	194,253
Fiat SpA*	18,015	124,855
Finmeccanica SpA*	8,045	40,075
Intesa Sanpaolo	236,907	379,080
Luxottica Group SpA	3,381	170,212
Mediobanca SpA	10,243	53,260
Pirelli & C. SpA	4,697	54,141
Prysmian SpA	4,039	75,096
Saipem SpA	5,396	87,306
Snam SpA (a)	41,381	188,424
Telecom Italia SpA	205,107	142,459
Telecom Italia SpA (RSP)	126,354	69,820
Terna — Rete Elettrica Nationale SpA (a)	26,864	111,616
UBI Banca — Unione di Banche Italiane ScpA	17,061	61,708
UniCredit SpA	88,428	413,505
(Cost $5,122,297)		4,324,081
Japan 22.1%
ABC-Mart, Inc.	500	19,511
Acom Co., Ltd.*	810	25,771
Advantest Corp.	3,000	49,195
AEON Co., Ltd.	12,300	161,485
Aeon Credit Service Co., Ltd.	1,230	34,935
AEON Mall Co., Ltd.	1,400	34,687
Air Water, Inc.	2,553	35,964
Aisin Seiki Co., Ltd.	3,900	149,252
Ajinomoto Co., Inc.	12,000	176,179
Alfresa Holdings Corp.	800	42,834
Amada Co., Ltd.	7,000	46,236
ANA Holdings, Inc.	23,000	47,775
Aozora Bank Ltd.	23,000	71,896
Asahi Glass Co., Ltd.	21,000	136,796
Asahi Group Holdings Ltd.	7,900	196,437
Asahi Kasei Corp.	26,000	171,992
ASICS Corp.	3,300	52,278
Astellas Pharma, Inc.	9,100	495,560
Benesse Holdings, Inc.	1,500	54,133
Bridgestone Corp.	13,300	453,333
Brother Industries Ltd.	4,700	52,941
Calbee, Inc.	400	37,953
Canon, Inc. (a)	23,100	758,689
Casio Computer Co., Ltd.	4,400	38,779
Central Japan Railway Co.	2,900	355,626
Chiyoda Corp.	3,065	36,068
Chubu Electric Power Co., Inc.	13,100	185,723
Chugai Pharmaceutical Co., Ltd.	4,600	95,367
Chugoku Electric Power Co., Inc.	5,900	92,906
Citizen Holdings Co., Ltd.	5,400	30,263
Coca-Cola West Co., Ltd.	1,100	19,563
Cosmo Oil Co., Ltd.*	11,000	20,298
Credit Saison Co., Ltd.	3,300	82,829
Dai Nippon Printing Co., Ltd.	11,000	100,091
Dai-ichi Life Insurance Co., Ltd.	173	250,392
Daicel Corp.	6,000	52,577
Daido Steel Co., Ltd.	6,000	30,434
Daihatsu Motor Co., Ltd.	4,000	75,829
Daiichi Sankyo Co., Ltd.	13,700	228,771
Daikin Industries Ltd.	4,800	194,103
Dainippon Sumitomo Pharma Co., Ltd.	3,100	40,982
Daito Trust Construction Co., Ltd.	1,500	141,421
Daiwa House Industry Co., Ltd.	10,000	186,655
Daiwa Securities Group, Inc.	34,000	285,622
DeNA Co., Ltd.	2,100	40,969
Denso Corp.	9,900	464,317
Dentsu, Inc.	3,700	127,979
Don Quijote Co., Ltd.	1,100	53,634
East Japan Railway Co.	6,839	531,702
Eisai Co., Ltd.	5,100	208,015
Electric Power Development Co., Ltd.	2,400	74,898
FamilyMart Co., Ltd.	1,200	51,183
FANUC Corp.	3,900	565,528
Fast Retailing Co., Ltd.	1,100	371,055
Fuji Electric Co., Ltd.	11,000	38,823
Fuji Heavy Industries Ltd.	11,982	295,450
Fujifilm Holdings Corp.	9,400	207,118
Fujitsu Ltd.	38,000	157,106
Fukuoka Financial Group, Inc.	16,000	68,085
Gree, Inc.	2,340	20,769
GungHo Online Entertainment, Inc.* (a)	70	76,242
Hakuhodo Dy Holdings, Inc.	480	33,639
Hamamatsu Photonics KK	1,478	53,429
Hankyu Hanshin Holdings, Inc.	23,000	131,033
Hino Motors Ltd.	5,000	73,417
Hirose Electric Co., Ltd.	600	79,138
Hisamitsu Pharmaceutical Co., Inc.	1,300	66,226
Hitachi Chemical Co., Ltd.	2,100	32,886
Hitachi Construction Machinery Co., Ltd.	2,100	42,461
Hitachi High-Technologies Corp.	1,300	31,344
Hitachi Ltd.	98,000	629,523
Hitachi Metals Ltd.	3,000	33,762
Hokkaido Electric Power Co., Inc.*	3,700	50,232
Hokuhoku Financial Group, Inc.	24,000	49,128
Hokuriku Electric Power Co.	3,300	51,944
Honda Motor Co., Ltd.	33,200	1,233,727
Hoya Corp.	8,900	182,616
Hulic Co., Ltd.	5,600	60,086
IBIDEN Co., Ltd.	2,200	34,320
Idemitsu Kosan Co., Ltd.	500	38,468
IHI Corp.	27,000	102,376
INPEX Corp.	45	188,126
Isetan Mitsukoshi Holdings Ltd.	7,120	94,558
Isuzu Motors Ltd.	24,000	164,340
Itochu Corp.	30,600	353,317
Itochu Techno-Solutions Corp.	500	20,696
J. Front Retailing Co., Ltd.	10,000	79,765
Japan Airlines Co., Ltd.	1,200	61,710
Japan Exchange Group, Inc.	1,000	101,045
Japan Petroleum Exploration Co., Ltd.	600	24,352
Japan Prime Realty Investment Corp. (REIT)	16	48,964
Japan Real Estate Investment Corp. (REIT)	12	134,119
Japan Retail Fund Investment Corp. (REIT)	43	89,540
Japan Steel Works Ltd.	7,000	38,541
Japan Tobacco, Inc.	22,400	791,694
JFE Holdings, Inc.	10,025	220,086
JGC Corp.	4,000	143,997
JSR Corp.	3,600	72,823
JTEKT Corp.	4,000	45,018
JX Holdings, Inc.	46,000	223,113
Kajima Corp.	17,000	56,399
Kamigumi Co., Ltd.	5,000	40,284
Kaneka Corp.	6,000	39,630
Kansai Electric Power Co., Inc.*	14,300	196,386
Kansai Paint Co., Ltd.	5,000	63,831
Kao Corp.	10,700	364,136
Kawasaki Heavy Industries Ltd.	29,000	89,197
KDDI Corp.	11,000	572,344
Keikyu Corp.	10,000	85,910
Keio Corp.	12,000	82,523
Keisei Electric Railway Co., Ltd.	5,000	46,839
Keyence Corp.	970	309,577
Kikkoman Corp.	3,000	49,914
Kinden Corp.	3,000	25,698
Kintetsu Corp.	32,900	144,641
Kirin Holdings Co., Ltd.	18,000	282,700
Kobe Steel Ltd.*	52,000	64,498
Koito Manufacturing Co., Ltd.	2,158	41,238
Komatsu Ltd.	19,100	441,652
Konami Corp.	2,000	42,314
Konica Minolta Holdings, Inc.	9,500	71,753
Kubota Corp.	22,000	319,391
Kuraray Co., Ltd.	6,900	96,855
Kurita Water Industries Ltd.	2,300	48,812
Kyocera Corp.	3,300	335,923
Kyowa Hakko Kirin Co., Ltd.	4,910	55,552
Kyushu Electric Power Co., Inc.*	8,700	131,241
Lawson, Inc.	1,300	99,229
LIXIL Group Corp.	5,448	132,782
M3, Inc.	15	33,699
Mabuchi Motor Co., Ltd.	500	26,722
Makita Corp.	2,300	124,315
Marubeni Corp.	34,000	227,314
Marui Group Co., Ltd.	4,600	45,876
Maruichi Steel Tube Ltd.	1,000	25,598
Mazda Motor Corp.*	55,000	216,877
McDonald's Holdings Co. (Japan), Ltd.	1,300	35,950
Medipal Holdings Corp.	2,700	36,590
MEIJI Holdings Co., Ltd.	1,200	57,657
Miraca Holdings, Inc.	1,107	51,002
Mitsubishi Chemical Holdings Corp.	28,000	131,576
Mitsubishi Corp.	28,700	491,697
Mitsubishi Electric Corp.	39,000	365,369
Mitsubishi Estate Co., Ltd.	25,000	665,822
Mitsubishi Gas Chemical Co., Inc.	8,000	58,810
Mitsubishi Heavy Industries Ltd.	62,000	344,489
Mitsubishi Logistics Corp.	3,000	41,900
Mitsubishi Materials Corp.	22,000	77,425
Mitsubishi Motors Corp.* (a)	86,000	117,947
Mitsubishi Tanabe Pharma Corp.	4,500	58,427
Mitsubishi UFJ Financial Group, Inc.	259,600	1,610,940
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,700	55,453
Mitsui & Co., Ltd.	35,400	444,780
Mitsui Chemicals, Inc.	16,000	36,141
Mitsui Fudosan Co., Ltd.	17,000	500,086
Mitsui O.S.K Lines Ltd.*	22,000	85,856
Mizuho Financial Group, Inc.	466,690	971,350
MS&AD Insurance Group Holdings, Inc.	10,300	261,954
Murata Manufacturing Co., Ltd.	4,100	312,143
Nabtesco Corp.	1,925	40,045
Namco Bandai Holdings, Inc.	3,650	59,351
NEC Corp.	50,900	111,379
Nexon Co., Ltd.	2,100	23,167
NGK Insulators Ltd.	5,000	62,018
NGK Spark Plug Co., Ltd.	4,000	80,107
NHK Spring Co., Ltd.	3,100	35,950
Nidec Corp.	2,100	146,537
Nikon Corp.	6,900	161,008
Nintendo Co., Ltd.	2,200	259,553
Nippon Building Fund, Inc. (REIT)	14	162,238
Nippon Electric Glass Co., Ltd.	8,000	38,964
Nippon Express Co., Ltd.	16,000	75,989
Nippon Meat Packers, Inc.	3,000	45,891
Nippon Prologis REIT, Inc. (REIT)	5	43,572
Nippon Steel & Sumitomo Metal	154,000	416,194
Nippon Telegraph & Telephone Corp.	8,938	466,489
Nippon Yusen Kabushiki Kaisha	34,000	90,171
Nishi-Nippon City Bank Ltd.	13,000	33,952
Nissan Motor Co., Ltd.	50,600	512,824
Nisshin Seifun Group, Inc.	4,000	47,917
Nissin Foods Holdings Co., Ltd.	1,200	48,581
Nitori Holdings Co., Ltd.	700	56,503
Nitto Denko Corp.	3,400	218,742
NKSJ Holdings, Inc.	6,800	162,173
NOK Corp.	1,800	28,704
Nomura Holdings, Inc.	74,000	548,363
Nomura Real Estate Holdings, Inc.	2,500	55,311
Nomura Real Estate Office Fund, Inc. (REIT)	6	26,318
Nomura Research Institute Ltd.	2,100	68,536
NSK Ltd.	10,000	95,704
NTT Data Corp.	26	92,289
NTT DoCoMo, Inc.	312	484,800
NTT Urban Development Corp.	25	30,707
Obayashi Corp.	13,000	67,511
Odakyu Electric Railway Co., Ltd.	13,000	126,892
OJI Paper Co., Ltd.	16,000	64,536
Olympus Corp.*	4,000	121,616
Omron Corp.	4,200	125,328
Ono Pharmaceutical Co., Ltd.	1,700	115,364
Oracle Corp.	800	33,253
Oriental Land Co., Ltd.	1,000	154,678
ORIX Corp.	22,500	307,468
Osaka Gas Co., Ltd.	38,000	160,837
Otsuka Corp.	300	33,388
Otsuka Holdings KK	7,422	245,092
Panasonic Corp.*	44,914	360,976
Park24 Co., Ltd.	1,900	34,466
Rakuten, Inc.	14,800	175,062
Resona Holdings, Inc.	38,400	187,029
Ricoh Co., Ltd.	14,000	166,596
Rinnai Corp.	700	49,833
ROHM Co., Ltd.	2,000	80,673
Sankyo Co., Ltd.	1,100	51,965
Sanrio Co., Ltd.	899	41,836
Santen Pharmaceutical Co., Ltd.	1,500	64,703
SBI Holdings, Inc.	4,144	45,762
Secom Co., Ltd.	4,300	234,145
Sega Sammy Holdings, Inc.	3,800	95,144
Sekisui Chemical Co., Ltd.	9,000	95,806
Sekisui House Ltd.	11,000	159,068
Seven & I Holdings Co., Ltd.	15,400	562,958
Seven Bank Ltd.	12,100	43,925
Sharp Corp.*	21,000	84,713
Shikoku Electric Power Co., Inc.*	3,600	65,202
Shimadzu Corp.	5,000	40,234
Shimamura Co., Ltd.	500	60,752
Shimano, Inc.	1,600	135,843
Shimizu Corp.	12,000	48,377
Shin-Etsu Chemical Co., Ltd.	8,400	557,365
Shinsei Bank Ltd.	34,000	77,149
Shionogi & Co., Ltd.	6,100	127,328
Shiseido Co., Ltd.	7,400	110,075
Showa Denko KK	31,000	40,950
Showa Shell Sekiyu KK	3,800	31,268
SMC Corp.	1,100	221,536
Softbank Corp.	19,300	1,126,897
Sojitz Corp.	26,300	43,760
Sony Corp. (a)	20,500	433,751
Sony Financial Holdings, Inc.	3,500	55,304
Stanley Electric Co., Ltd.	2,900	56,499
Sumco Corp.	2,200	24,243
Sumitomo Chemical Co., Ltd.	30,000	94,391
Sumitomo Corp.	22,900	285,646
Sumitomo Electric Industries Ltd.	15,400	184,181
Sumitomo Heavy Industries Ltd.	11,000	46,366
Sumitomo Metal Mining Co., Ltd.	11,000	122,684
Sumitomo Mitsui Financial Group, Inc.	25,891	1,187,973
Sumitomo Mitsui Trust Holdings, Inc.	63,100	294,615
Sumitomo Realty & Development Co., Ltd.	7,000	279,184
Sumitomo Rubber Industries Ltd.	3,400	55,612
Suzuken Co., Ltd.	1,400	47,149
Suzuki Motor Corp.	7,400	170,661
Sysmex Corp.	1,500	98,166
T&D Holdings, Inc.	11,900	160,078
Taiheiyo Cement Corp.	24,000	76,719
Taisei Corp.	20,000	72,400
Taisho Pharmaceutical Holdings Co., Ltd.	600	42,592
Taiyo Nippon Sanso Corp.	5,000	34,638
Takashimaya Co., Ltd.	5,000	50,673
Takeda Pharmaceutical Co., Ltd.	16,100	728,611
TDK Corp.	2,500	86,344
Teijin Ltd.	20,000	43,966
Terumo Corp.	3,100	154,269
The Bank of Kyoto Ltd.	7,000	58,375
The Bank of Yokohama Ltd.	24,000	123,910
The Chiba Bank Ltd.	15,000	102,251
The Chugoku Bank Ltd.	3,000	41,993
The Furukawa Electric Co., Ltd.	13,000	30,151
The Gunma Bank Ltd.	8,000	44,208
The Hachijuni Bank Ltd.	8,258	48,443
The Hiroshima Bank Ltd.	10,000	42,654
The Iyo Bank Ltd.	5,000	47,796
The Joyo Bank Ltd.	14,000	76,655
The Shizuoka Bank Ltd.	12,000	129,352
The Suruga Bank Ltd.	4,000	72,886
THK Co., Ltd.	2,400	50,462
Tobu Railway Co., Ltd.	21,000	108,206
Toho Co., Ltd.	2,300	47,359
Toho Gas Co., Ltd.	8,000	41,381
Tohoku Electric Power Co., Inc.*	9,300	116,487
Tokio Marine Holdings, Inc.	14,200	450,344
Tokyo Electric Power Co., Inc.*	29,500	152,384
Tokyo Electron Ltd.	3,500	177,177
Tokyo Gas Co., Ltd.	50,000	276,728
Tokyo Tatemono Co., Ltd.	8,000	66,640
Tokyu Corp.	23,000	150,518
Tokyu Land Corp.	9,000	82,592
TonenGeneral Sekiyu KK	6,000	58,140
Toppan Printing Co., Ltd.	12,000	83,373
Toray Industries, Inc.	30,000	194,215
Toshiba Corp.	82,000	394,440
TOTO Ltd.	6,000	61,048
Toyo Seikan Kaisha Ltd.	3,300	50,816
Toyo Suisan Kaisha Ltd.	2,000	66,659
Toyoda Gosei Co., Ltd.	1,400	34,320
Toyota Boshoku Corp.	1,400	20,188
Toyota Industries Corp.	3,300	135,107
Toyota Motor Corp.	56,200	3,393,428
Toyota Tsusho Corp.	4,400	113,453
Trend Micro, Inc.	2,100	66,704
Tsumura & Co.	1,200	35,380
Ube Industries Ltd.	20,000	37,108
Unicharm Corp.	2,300	130,107
United Urban Investment Corp. (REIT)	47	63,220
USS Co., Ltd.	440	55,857
West Japan Railway Co.	3,400	143,927
Yahoo! Japan Corp.	298	147,255
Yakult Honsha Co., Ltd.	1,800	74,598
Yamada Denki Co., Ltd.	1,870	75,896
Yamaguchi Financial Group, Inc.	4,000	39,407
Yamaha Corp.	3,200	36,690
Yamaha Motor Co., Ltd.	5,800	75,161
Yamato Holdings Co., Ltd.	7,400	156,028
Yamato Kogyo Co., Ltd.	900	27,544
Yamazaki Baking Co., Ltd.	2,000	23,528
Yaskawa Electric Corp.	4,000	48,687
Yokogawa Electric Corp.	4,400	52,665
Yokohama Rubber Co., Ltd.	4,000	40,215
(Cost $38,127,975)		51,921,814
Luxembourg 0.3%
ArcelorMittal	20,392	227,308
Millicom International Cellular SA (SDR)	1,249	90,051
SES SA (FDR)	6,194	176,907
Tenaris SA	9,624	193,639
(Cost $749,332)		687,905
Macau 0.1%
Sands China Ltd.	49,219	231,149
Wynn Macau Ltd.	32,381	87,200
(Cost $123,165)		318,349
Mexico 0.0%
Fresnillo PLC (d) (Cost $38,658)	3,543	47,694
Netherlands 4.4%
Aegon NV (a)	36,966	246,783
Akzo Nobel NV	4,959	278,553
ASML Holding NV	7,334	575,381
Corio NV (REIT)	1,434	56,858
DE Master Blenders 1753 NV*	10,377	166,134
Delta Lloyd NV	3,689	73,493
Fugro NV (CVA)	1,513	81,656
Gemalto NV (b)	62	5,614
Gemalto NV (a) (b)	1,561	141,337
Heineken Holding NV	2,057	115,224
Heineken NV	4,666	296,629
ING Groep NV (CVA)*	78,009	712,823
Koninklijke (Royal) KPN NV	65,629	135,733
Koninklijke Ahold NV	20,643	306,677
Koninklijke Boskalis Westminster NV	1,557	56,737
Koninklijke DSM NV (a)	3,203	208,389
Koninklijke Philips NV	19,495	531,014
Koninklijke Vopak NV	1,474	86,909
QIAGEN NV*	4,910	96,439
Randstad Holding NV	2,487	101,552
Reed Elsevier NV	13,932	231,088
Royal Dutch Shell PLC "A"	76,819	2,451,386
Royal Dutch Shell PLC "B"	53,223	1,760,126
TNT Express NV	7,242	54,115
Unilever NV (CVA)	33,172	1,301,233
Wolters Kluwer NV	6,204	130,834
Ziggo NV	3,464	138,286
(Cost $7,878,054)		10,341,003
New Zealand 0.1%
Auckland International Airport Ltd.	21,293	48,864
Contact Energy Ltd.	7,121	28,194
Fletcher Building Ltd.	14,135	92,192
Sky City Entertainment Group Ltd.	12,339	41,573
Telecom Corp. of New Zealand Ltd.	36,532	63,515
(Cost $122,935)		274,338
Norway 0.6%
Aker Solutions ASA	3,238	43,967
DnB ASA	19,925	287,851
Gjensidige Forsikring ASA	4,232	62,159
Norsk Hydro ASA	18,542	73,850
Orkla ASA	15,680	128,458
Statoil ASA	22,736	468,713
Telenor ASA	14,268	282,842
Yara International ASA	3,799	151,483
(Cost $575,863)		1,499,323
Portugal 0.2%
Banco Espirito Santo SA (Registered)*	34,900	27,717
EDP — Energias de Portugal SA	41,011	132,192
Galp Energia, SGPS, SA "B"	5,635	83,401
Jeronimo Martins, SGPS, SA	5,139	108,171
Portugal Telecom, SGPS, SA (Registered)	12,423	48,310
(Cost $375,009)		399,791
Singapore 1.6%
Ascendas Real Estate Investment Trust (REIT)	41,200	72,480
CapitaCommercial Trust (REIT)	39,000	45,073
CapitaLand Ltd.	51,125	123,493
CapitaMall Trust (REIT)	49,870	78,487
CapitaMalls Asia Ltd.	26,360	37,765
City Developments Ltd.	8,000	67,277
ComfortDelGro Corp., Ltd.	40,000	57,558
DBS Group Holdings Ltd.	34,973	425,730
Genting Singapore PLC	123,995	128,601
Global Logistic Properties Ltd.	63,000	135,910
Golden Agri-Resources Ltd.	148,373	65,180
Hutchison Port Holdings Trust (Units)	109,000	80,110
Jardine Cycle & Carriage Ltd.	2,604	87,327
Keppel Corp., Ltd.	29,149	238,350
Keppel Land Ltd.	14,749	38,732
Olam International Ltd.	29,898	38,616
Oversea-Chinese Banking Corp., Ltd.	52,514	412,320
SembCorp Industries Ltd.	19,449	75,581
SembCorp Marine Ltd.	16,600	56,268
Singapore Airlines Ltd.	11,670	93,355
Singapore Exchange Ltd.	18,000	99,388
Singapore Press Holdings Ltd. (a)	32,758	107,532
Singapore Technologies Engineering Ltd.	31,000	101,975
Singapore Telecommunications Ltd.	163,301	483,602
StarHub Ltd.	12,000	39,571
United Overseas Bank Ltd.	25,822	402,792
UOL Group Ltd.	9,544	50,596
Wilmar International Ltd.	40,000	98,976
Yangzijiang Shipbuilding Holdings Ltd.	36,569	23,945
(Cost $2,158,189)		3,766,590
Spain 2.7%
Abertis Infraestructuras SA	7,493	130,141
Acciona SA	503	26,513
ACS, Actividades de Construccion y Servicios SA	2,973	78,386
Amadeus IT Holding SA "A"	7,754	247,696
Banco Bilbao Vizcaya Argentaria SA	112,769	939,050
Banco de Sabadell SA (a)	53,528	88,406
Banco Popular Espanol SA*	25,719	78,216
Banco Santander SA	220,293	1,394,654
Bankia SA*	82,113	63,349
CaixaBank SA	23,645	72,613
Distribuidora Internacional de Alimentacion SA	12,637	95,141
Enagas SA	3,957	97,745
Ferrovial SA	8,238	131,611
Gas Natural SDG SA (a)	7,149	143,543
Grifols SA	2,457	90,158
Grifols SA "B"	606	17,120
Iberdrola SA	96,116	504,457
Inditex SA	4,446	548,425
Mapfre SA	15,243	49,311
Red Electrica Corporacion SA (a)	2,224	121,983
Repsol SA	16,876	355,765
Telefonica SA*	83,477	1,074,109
Zardoya Otis SA	3,029	42,787
(Cost $6,173,639)		6,391,179
Sweden 3.0%
Alfa Laval AB	6,380	129,717
Assa Abloy AB "B"	6,809	265,437
Atlas Copco AB "A"	13,732	329,790
Atlas Copco AB "B"	7,847	167,372
Boliden AB	5,409	66,972
Electrolux AB "B"	4,926	124,566
Elekta AB "B"	7,598	115,558
Getinge AB "B"	4,122	124,962
Hennes & Mauritz AB "B"	19,331	632,977
Hexagon AB "B"	4,835	128,949
Husqvarna AB "B"	8,521	44,832
Industrivarden AB "C"	2,351	39,073
Investor AB "B"	9,309	249,087
Kinnevik Investment AB "B"	4,254	108,582
Lundin Petroleum AB*	4,621	91,262
Nordea Bank AB	53,626	596,521
Ratos AB "B"	3,685	28,574
Sandvik AB	21,695	258,343
Scania AB "B"	6,519	129,880
Securitas AB "B"	6,200	53,961
Skandinaviska Enskilda Banken AB "A"	30,943	294,391
Skanska AB "B"	7,792	128,760
SKF AB "B"	7,969	185,719
Svenska Cellulosa AB "B"	11,970	299,693
Svenska Handelsbanken AB "A"	10,152	405,928
Swedbank AB "A"	18,447	421,012
Swedish Match AB	4,202	148,554
Tele2 AB "B"	6,281	73,490
Telefonaktiebolaget LM Ericsson "B"	61,986	702,756
TeliaSonera AB	48,497	315,105
Volvo AB "B"	30,673	408,817
(Cost $3,469,466)		7,070,640
Switzerland 9.5%
ABB Ltd. (Registered)*	44,770	966,531
Actelion Ltd. (Registered)*	2,209	133,000
Adecco SA (Registered)*	2,702	153,379
Aryzta AG*	1,808	101,382
Baloise Holding AG (Registered)	990	95,871
Banque Cantonale Vaudoise (Registered)	58	28,833
Barry Callebaut AG (Registered)*	35	32,085
Coca-Cola HBC AG (ADR)	3,968	92,772
Coca-Cola HBC AG (CDI)*	184	4,307
Compagnie Financiere Richemont SA (Bearer) "A"	10,632	932,656
Credit Suisse Group AG (Registered)	30,516	809,061
Ems-Chemie Holding AG (Registered)	162	47,792
Geberit AG (Registered)	788	195,092
Givaudan SA (Registered)*	169	218,229
Glencore Xstrata PLC	203,552	846,768
Holcim Ltd. (Registered)*	4,641	323,860
Julius Baer Group Ltd.*	4,554	176,966
Kuehne & Nagel International AG (Registered)	1,107	121,371
Lindt & Spruengli AG	17	63,650
Lindt & Spruengli AG (Registered)	2	87,024
Lonza Group AG (Registered)*	1,046	78,408
Nestle SA (Registered)	65,683	4,296,090
Novartis AG (Registered)	46,854	3,320,515
Pargesa Holding SA (Bearer)	514	34,290
Partners Group Holding AG	362	97,982
Roche Holding AG (Genusschein)	14,310	3,545,794
Schindler Holding AG	986	137,143
Schindler Holding AG (Registered)	451	61,030
SGS SA (Registered)	112	240,037
Sika AG (Bearer)	43	111,021
Sonova Holding AG (Registered)*	1,005	106,555
STMicroelectronics NV	13,087	117,035
Sulzer AG (Registered)	500	79,662
Swatch Group AG (Bearer)	627	343,538
Swatch Group AG (Registered)	904	84,818
Swiss Life Holding AG (Registered)*	652	105,492
Swiss Prime Site AG (Registered)*	1,125	82,683
Swiss Re AG.*	7,178	531,721
Swisscom AG (Registered)	480	209,760
Syngenta AG (Registered)	1,897	739,808
Transocean Ltd.	7,358	352,299
UBS AG (Registered)*	74,213	1,260,754
Wolseley PLC	5,619	260,062
Zurich Insurance Group AG*	3,019	782,400
(Cost $11,803,422)		22,409,526
United Kingdom 18.6%
3i Group PLC	20,090	102,709
Aberdeen Asset Management PLC	19,489	112,820
Admiral Group PLC	4,013	81,184
Aggreko PLC	5,473	137,212
AMEC PLC	6,161	94,399
Anglo American PLC	28,372	548,249
Antofagasta PLC	8,131	98,711
ARM Holdings PLC	28,431	344,009
Associated British Foods PLC	7,197	190,518
AstraZeneca PLC	25,415	1,202,230
Aviva PLC	59,712	306,688
Babcock International Group PLC	7,337	123,533
BAE Systems PLC	65,976	385,614
Barclays PLC	248,823	1,066,641
BG Group PLC	69,288	1,182,538
BHP Billiton PLC	42,985	1,104,047
BP PLC	390,324	2,707,746
British American Tobacco PLC	39,296	2,017,983
British Land Co. PLC (REIT)	19,053	163,936
British Sky Broadcasting Group PLC	21,298	257,007
BT Group PLC	160,515	751,152
Bunzl PLC	6,778	132,294
Burberry Group PLC	8,992	185,500
Capita PLC	13,324	196,313
Carnival PLC	3,752	130,136
Centrica PLC	105,799	580,639
Cobham PLC	22,489	89,890
Compass Group PLC	37,157	476,189
Croda International PLC	2,797	105,671
Diageo PLC	51,093	1,465,513
Direct Line Insurance Group PLC	16,678	59,185
easyJet PLC	3,221	63,794
G4S PLC	29,190	101,992
GKN PLC	33,150	152,581
GlaxoSmithKline PLC	99,918	2,499,631
Hammerson PLC (REIT)	14,586	108,483
Hargreaves Lansdown PLC	4,336	58,318
HSBC Holdings PLC	376,429	3,900,965
ICAP PLC	10,901	60,464
IMI PLC	6,575	124,504
Imperial Tobacco Group PLC	20,043	696,397
Inmarsat PLC	9,305	95,494
InterContinental Hotels Group PLC	5,540	152,464
International Consolidated Airlines Group SA*	18,370	73,397
Intertek Group PLC	3,267	145,576
Intu Properties PLC (REIT)	13,767	65,598
Invensys PLC	13,490	84,886
Investec PLC	11,629	72,827
ITV PLC	75,601	161,618
J Sainsbury PLC	25,091	135,536
Johnson Matthey PLC	4,176	167,240
Kingfisher PLC	48,205	252,350
Land Securities Group PLC (REIT)	15,891	212,568
Legal & General Group PLC	120,490	315,251
Lloyds Banking Group PLC*	931,062	897,600
London Stock Exchange Group PLC	3,481	70,464
Marks & Spencer Group PLC	32,828	214,520
Meggitt PLC	16,100	126,167
Melrose Industries PLC	25,691	97,260
National Grid PLC	74,582	843,633
Next PLC	3,314	229,200
Old Mutual PLC	100,043	274,576
Pearson PLC	16,667	295,934
Persimmon PLC*	6,164	111,200
Petrofac Ltd.	5,352	97,844
Prudential PLC	52,076	856,111
Reckitt Benckiser Group PLC	13,160	932,911
Reed Elsevier PLC	24,449	278,596
Rexam PLC	16,171	117,064
Rio Tinto PLC	25,880	1,060,732
Rolls-Royce Holdings PLC*	38,272	662,197
Royal Bank of Scotland Group PLC*	43,437	181,397
RSA Insurance Group PLC	73,113	132,569
SABMiller PLC	19,509	938,748
Schroders PLC	2,055	67,856
Segro PLC (REIT)	14,764	62,396
Serco Group PLC	10,366	97,484
Severn Trent PLC	4,860	122,560
Smith & Nephew PLC	18,263	203,537
Smiths Group PLC	7,961	158,844
SSE PLC	19,574	451,895
Standard Chartered PLC	49,142	1,060,966
Standard Life PLC	48,245	252,238
Subsea 7 SA* (a)	5,318	93,053
Tate & Lyle PLC	9,602	120,636
Tesco PLC	163,941	823,839
The Sage Group PLC	23,219	120,419
The Weir Group PLC	4,331	142,377
Travis Perkins PLC	4,971	110,452
Tui Travel PLC	9,021	48,720
Tullow Oil PLC	18,410	281,222
Unilever PLC	26,117	1,060,647
United Utilities Group PLC	13,836	143,713
Vedanta Resources PLC	1,927	30,022
Vodafone Group PLC	996,673	2,860,169
Whitbread PLC	3,640	169,745
William Hill PLC	17,520	117,886
William Morrison Supermarkets PLC	45,417	180,422
WPP PLC	25,864	441,876
(Cost $32,079,523)		43,743,887
Total Common Stocks (Cost $158,600,492)		228,484,290

Preferred Stocks 0.6%
Germany
Bayerische Motoren Werke (BMW) AG	1,099	74,986
Fuchs Petrolub AG	725	57,626
Henkel AG & Co. KGaA	3,621	339,781
Porsche Automobil Holding SE	3,139	242,526
ProSiebenSat.1 Media AG	2,169	93,131
RWE AG	743	22,963
Volkswagen AG	2,944	594,353
Total Preferred Stocks (Cost $647,321)		1,425,366

Rights 0.0%
Australia 0.0%
ASX Ltd., Expiration Date 7/5/2013* (Cost $757)	377	1,072
Hong Kong 0.0%
First Pacific Co., Ltd., Expiration Date 7/3/2013*	5,616	152
New World Development Co., Ltd.,	959	0
(Cost $0)		152
Spain 0.0%
Repsol SA, Expiration Date 7/12/2013* (Cost $9,971)	16,876	9,402
Total Rights (Cost $10,728)		10,626

Securities Lending Collateral 2.6%
Daily Assets Fund Institutional, 0.10% (e) (f) (Cost $6,086,830)	6,086,830	6,086,830

Cash Equivalents 1.3%
Central Cash Management Fund, 0.07% (e) (Cost $3,013,802)	3,013,802	3,013,802

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $168,359,173)†	101.5	239,020,914
Other Assets and Liabilities, Net	(1.5)	(3,573,486)
Net Assets	100.0	235,447,428

* Non-income producing security.

† The cost for federal income tax purposes was $175,936,634. At June 30, 2013, net unrealized appreciation for all securities based on tax cost was $63,084,280. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $87,060,878 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,976,598.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of securities loaned at June 30, 2013 amounted to $6,047,800, which is 2.6% of net assets.

(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c) Affiliated issuer. This security is owned in proportion with its representation in the index.

(d) Listed on the London Stock Exchange.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

CDI: Chess Depositary Interest

CVA: Certificaten Van Aandelen (Certificate of Stock)

FDR: Fiduciary Depositary Receipt

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

At June 30, 2013, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Euro Stoxx 50 Index	EUR	9/20/2013	61	2,062,828	(61,662)
FTSE 100 Index	GBP	9/20/2013	16	1,499,413	(25,953)
Hang Seng Index	HKD	7/30/2013	2	267,262	11,003
Nikkei 225 Index	JPY	9/12/2013	15	1,030,324	10,998
SPI 200 Index	AUD	9/19/2013	6	654,223	(1,097)
TOPIX Index	JPY	9/12/2013	2	228,070	3,049
Total net unrealized depreciation					(63,662)

At June 30, 2013, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	80,000	HKD	620,933	9/18/2013	83	Citigroup, Inc.
CHF	46,200	USD	50,000	9/18/2013	1,052	Citigroup, Inc.
Total unrealized appreciation					1,135

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	170,000	AUD	178,554	9/18/2013	(7,654)	Morgan Stanley
USD	870,000	EUR	652,018	9/18/2013	(21,002)	The Goldman Sachs & Co.
USD	630,000	GBP	401,736	9/18/2013	(19,301)	The Goldman Sachs & Co.
USD	460,000	JPY	43,311,944	9/18/2013	(23,137)	Morgan Stanley
USD	110,000	SEK	718,276	9/18/2013	(3,083)	Citigroup, Inc.
USD	40,000	SGD	50,049	9/18/2013	(508)	The Goldman Sachs & Co.
Total unrealized depreciation					(74,685)

Currency Abbreviations
AUD Australian Dollar CHF Swiss Franc EUR Euro GBP British Pound HKD Hong Kong Dollar JPY Japanese Yen SEK Swedish Krona SGD Singapore Dollar USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stock and/or Other Equity Investments (g)
Australia	$—	$18,248,125	$0	$18,248,125
Austria	—	616,145	—	616,145
Belgium	—	2,608,100	—	2,608,100
Bermuda	—	308,406	—	308,406
Cayman Islands	—	83,991	—	83,991
Channel Islands	—	237,623	—	237,623
Denmark	—	2,559,179	—	2,559,179
Finland	—	1,770,399	—	1,770,399
France	—	21,139,787	—	21,139,787
Germany	—	18,379,972	—	18,379,972
Greece	—	75,382	—	75,382
Hong Kong	—	6,577,202	—	6,577,202
Ireland	—	1,521,109	—	1,521,109
Israel	—	1,162,750	—	1,162,750
Italy	—	4,324,081	—	4,324,081
Japan	—	51,921,814	—	51,921,814
Luxembourg	—	687,905	—	687,905
Macau	—	318,349	—	318,349
Mexico	—	47,694	—	47,694
Netherlands	—	10,341,003	—	10,341,003
New Zealand	—	274,338	—	274,338
Norway	—	1,499,323	—	1,499,323
Portugal	—	399,791	—	399,791
Singapore	—	3,766,590	—	3,766,590
Spain	—	6,391,179	—	6,391,179
Sweden	—	7,070,640	—	7,070,640
Switzerland	92,772	22,316,754	—	22,409,526
United Kingdom	—	43,743,887	—	43,743,887
Preferred Stocks	—	1,425,366	—	1,425,366
Rights	152	10,474	0	10,626
Short-Term Investments (g)	9,100,632	—	—	9,100,632
Derivatives (h)
Futures Contracts	25,050	—	—	25,050
Forward Foreign Currency Exchange Contracts	—	1,135	—	1,135
Total	$9,218,606	$229,828,493	$0	$239,047,099
Liabilities
Derivatives (h)
Futures Contracts	$(88,712)	$—	$—	$(88,712)
Forward Foreign Currency Exchange Contracts	—	(74,685)	—	(74,685)
Total	$(88,712)	$(74,685)	$—	$(163,397)

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(g) See Investment Portfolio for additional detailed categorizations.

(h) Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $159,258,541) — including $6,047,800 of securities loaned	$229,920,282
Investment in Daily Assets Fund Institutional (cost $6,086,830)*	6,086,830
Investment in Central Cash Management Fund (cost $3,013,802)	3,013,802
Total investments in securities, at value (cost $168,359,173)	239,020,914
Cash	10,902
Foreign currency, at value (cost $1,094,185)	1,048,364
Deposit with broker for futures contracts	919,352
Receivable for investments sold	11,204
Receivable for Fund shares sold	59,080
Dividends receivable	610,544
Interest receivable	11,504
Unrealized appreciation on forward foreign currency exchange contracts	1,135
Foreign taxes recoverable	343,899
Other assets	15,954
Total assets	242,052,852
Liabilities
Payable upon return of securities loaned	6,086,830
Payable for investments purchased	5,145
Payable for Fund shares redeemed	184,750
Payable for variation margin on futures contracts	63,662
Unrealized depreciation on forward foreign currency exchange contracts	74,685
Accrued management fee	49,263
Accrued Trustees' fees	1,977
Other accrued expenses and payables	139,112
Total liabilities	6,605,424
Net assets, at value	$235,447,428

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2013 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	2,487,011
Net unrealized appreciation (depreciation) on: Investments	70,661,741
Futures	(63,662)
Foreign currency	(148,163)
Accumulated net realized gain (loss)	(38,536,428)
Paid-in capital	201,046,929
Net assets, at value	$235,447,428
Net Asset Value
Net Asset Value, offering and redemption price(a) per share ($235,447,428 ÷ 18,514,832 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.72

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2013 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $342,161)	$5,086,460
Interest	1,897
Income distributions — Central Cash Management Fund	2,430
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	129,407
Total income	5,220,194
Expenses: Management fee	310,154
Administrative fee	124,062
Services to shareholders	49,623
Custodian fee	66,998
Audit and tax fees	34,571
Legal fees	9,328
Reports to shareholders	19,005
Registration fees	9,532
Trustees' fees and expenses	3,681
Other	23,541
Total expenses	650,495
Net investment income	4,569,699
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(70,184)
Futures	491,952
Foreign currency	(269,318)
152,450
Change in net unrealized appreciation (depreciation) on: Investments	4,359,011
Futures	(85,856)
Foreign currency	(134,604)
4,138,551
Net gain (loss)	4,291,001
Net increase (decrease) in net assets resulting from operations	$8,860,700

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations: Net investment income (loss)	$4,569,699	$7,555,908
Net realized gain (loss)	152,450	17,318,587
Change in net unrealized appreciation (depreciation)	4,138,551	21,151,710
Net increase (decrease) in net assets resulting from operations	8,860,700	46,026,205
Distributions to shareholders from: Net investment income	(1,339,754)	(8,091,392)
Fund share transactions: Proceeds from shares sold	45,123,118	66,795,525
Reinvestment of distributions	1,309,957	7,921,910
Payments for shares redeemed	(89,520,798)	(124,228,550)
Redemption fees	1,710	2,880
Net increase (decrease) in net assets from Fund share transactions	(43,086,013)	(49,508,235)
Increase (decrease) in net assets	(35,565,067)	(11,573,422)
Net assets at beginning of period	271,012,495	282,585,917
Net assets at end of period (including undistributed net investment income and distributions in excess of net investment income of $2,487,011 and $742,934, respectively)	$235,447,428	$271,012,495
Other Information
Shares outstanding at beginning of period	21,869,167	26,179,536
Shares sold	3,505,470	5,741,964
Shares issued to shareholders in reinvestment of distributions	102,022	643,750
Shares redeemed	(6,961,827)	(10,696,083)
Net increase (decrease) in Fund shares	(3,354,335)	(4,310,369)
Shares outstanding at end of period	18,514,832	21,869,167

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
	Six Months Ended 6/30/13 (Unaudited)		2012		2011	2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$12.39		$10.79		$12.73	$12.14		$9.64		$17.39
Income (loss) from investment operations: Net investment income (loss)a	.24		.35		.38	.28		.27		.45
Net realized and unrealized gain (loss)	.16		1.63		(1.95)	.65		2.53		(7.84)
Total from investment operations	.40		1.98		(1.57)	.93		2.80		(7.39)
Less distributions from: Net investment income	(.07)		(.38)		(.37)	(.34)		(.30)		(.36)
Redemption fees	.00	***	.00	***	.00 ***	.00	***	.00	***	.00 ***
Net asset value, end of period	$12.72		$12.39		$10.79	$12.73		$12.14		$9.64
Total Return (%)	3.26	**	18.35		(12.39)	7.67		29.27		(42.46)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	235		271		283	323		336		255
Ratio of expenses (%)	.52	*	.54		.50	.51		.52		.52
Ratio of net investment income (loss) (%)	3.68	*	2.98		3.03	2.37		2.61		3.18
Portfolio turnover rate (%)	5	**	8		6	5		9		16
a Based on average shares outstanding during the period. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS EAFE® Equity Index Fund (the "Fund") is a diversified series of the DWS Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2013, the Fund had securities on loan with a gross value of $6,047,800. The value of the related collateral, $6,086,830, exceeded the value of the securities loaned at period end.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2012, the Fund had a net tax basis capital loss carryforward of approximately $31,436,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2017 ($24,989,000) and December 31, 2018 ($6,447,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2012 through December 31, 2012, the Fund elects to defer qualified late year losses of approximately $1,638,153 of net long-term realized capital losses and treat them as arising in the fiscal year ending December 31, 2013.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax return for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, futures contracts, forward currency contracts, certain securities sold at a loss and recognition of certain foreign currency gains (losses) as ordinary income (loss). As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2013, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2013, is included in a table following the Fund's Investment Portfolio. For the period ended June 30, 2013, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $2,679,000 to $5,742,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2013, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated assets.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2013, is included in a table following the Fund's Investment Portfolio. For the period ended June 30, 2013, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from approximately $50,000 to $1,920,000, and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from approximately $2,249,000 to $2,360,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2013 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$25,050	$25,050
Foreign Exchange Contracts (b)	1,135	—	1,135
	$1,135	$25,050	$26,185

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$(88,712)	$(88,712)
Foreign Exchange Contracts (b)	(74,685)	—	(74,685)
	$(74,685)	$(88,712)	$(163,397)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$491,952	$491,952
Foreign Exchange Contracts (b)	(93,703)	—	(93,703)
	$(93,703)	$491,952	$398,249

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from futures

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$(85,856)	$(85,856)
Foreign Exchange Contracts (b)	(82,531)	—	(82,531)
	$(82,531)	$(85,856)	$(168,387)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) from futures

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of June 30, 2013, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Citigroup	$1,135	$(1,135)	$—	$—
Exchange Traded Futures (b)	25,050	—	—	25,050
	$26,185	$(1,135)	$—	$25,050
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities (a)	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup	$3,083	$(1,135)	$—	$1,948
Morgan Stanley	30,791	—	—	30,791
The Goldman Sachs & Co.	40,811	—	—	40,811
Exchange Traded Futures (b)	88,712	—	—	88,712
	$163,397	$(1,135)	$—	$162,262

(a) Forward foreign currency exchange contracts are netted.

(b) Includes financial instruments which are not subject to a master netting arrangement, or another similar arrangement.

C. Purchases and Sales of Securities

During the six months ended June 30, 2013, purchases and sales of investment securities (excluding short-term investments) aggregated $12,396,986 and $55,680,063, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2013, the Administration Fee was $124,062, of which $19,705 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC compensates DST out of the shareholder servicing fee it receives from the Fund. DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. For the six months ended June 30, 2013, the amount charged to the Fund by DISC aggregated $30,581, of which $17,426 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,896, all of which is unpaid.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2013, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $14,393.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2013.

F. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2013, there was one shareholder account which held approximately 53% of the outstanding shares of the Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2013 to June 30, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2013 (Unaudited)
Actual Fund Return	Institutional Class
Beginning Account Value 1/1/13	$1,000.00
Ending Account Value 6/30/13	$1,032.60
Expenses Paid per $1,000*	$2.62
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/13	$1,000.00
Ending Account Value 6/30/13	$1,022.22
Expenses Paid per $1,000*	$2.61

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	Institutional Class
DWS EAFE® Equity Index Fund	.52%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Institutional Class:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	23339C 768
Fund Number	558

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.

Rev. 09/2012

Notes

Notes

Notes

Notes

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DEAFE-3
(R-028286-2 8/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2013